Unrecognized Tax Benefits (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Income Tax Disclosure [Abstract]
Balance at beginning of year	$ 1,702	10,302	25,403
Reclass to income tax payable	0	0	(15,931)
Reversal based on tax positions related to prior years	(83)	(500)	0
Additions based on tax positions related to the current year	732	4,430	830
Balance at end of year	$ 2,351	14,232	10,302